Defined Benefit Plans - Summary of Amounts Recognized in Statement of Financial Positions (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of wholly or partly funded obligations	€ 3,165	€ 3,098
Fair value of plan assets	(3,051)	(3,083)
Fair value of reimbursement rights	(19)
Surplus Deficit In Plan	95	15
Present value of wholly unfunded obligations	451	394
Ending Balance	546	409	€ 3,824
Retirement Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of wholly or partly funded obligations	3,165	3,098
Fair value of plan assets	(3,051)	(3,083)
Fair value of reimbursement rights	(20)
Surplus Deficit In Plan	93	15
Present value of wholly unfunded obligations	275	210
Ending Balance	368	225	3,547
Other Post Employment Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Fair value of reimbursement rights	2
Surplus Deficit In Plan	2
Present value of wholly unfunded obligations	176	184
Ending Balance	€ 178	€ 184	€ 277